Quarterly Holdings Report
for

Fidelity® Contrafund®

September 30, 2020

CON-QTLY-1120
1.807733.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 18.1%
Entertainment - 4.2%
Activision Blizzard, Inc.	12,981,048	$1,050,816
Electronic Arts, Inc. (a)	1,160,333	151,319
NetEase, Inc.	4,478,936	80,417
Netflix, Inc. (a)	7,452,710	3,726,579
Nexon Co. Ltd.	428,932	10,699
Nintendo Co. Ltd.	46,200	26,181
Spotify Technology SA (a)	375,555	91,098
Take-Two Interactive Software, Inc. (a)	872,784	144,201
The Walt Disney Co.	1,973,108	244,823
		5,526,133
Interactive Media & Services - 13.0%
Alphabet, Inc.:
Class A (a)	1,957,389	2,868,749
Class C (a)	1,831,568	2,691,672
Facebook, Inc. Class A (a)	42,434,399	11,113,569
Match Group, Inc. (a)(b)	595,511	65,893
Pinterest, Inc. Class A (a)	1,186,297	49,243
Snap, Inc. Class A (a)	5,185,335	135,389
Tencent Holdings Ltd.	1,030,976	69,636
Twitter, Inc. (a)	299,479	13,327
Zillow Group, Inc. Class C (a)	129,675	13,174
		17,020,652
Media - 0.2%
Charter Communications, Inc. Class A (a)	425,878	265,893
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	7,441,324	850,990

TOTAL COMMUNICATION SERVICES		23,663,668

CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.0%
BYD Co. Ltd. (H Shares)	1,847,286	29,790
Tesla, Inc. (a)	22,592	9,692
		39,482
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	301,942	375,528
Domino's Pizza, Inc.	152,473	64,844
DraftKings, Inc. Class A (a)(b)	1,399,710	82,359
Evolution Gaming Group AB (c)	923,765	61,352
McDonald's Corp.	528,117	115,916
Penn National Gaming, Inc. (a)	524,887	38,159
		738,158
Household Durables - 0.2%
D.R. Horton, Inc.	1,165,585	88,153
Garmin Ltd.	711,848	67,526
Lennar Corp. Class A	1,451,656	118,571
Sony Corp.	143,110	10,968
		285,218
Internet & Direct Marketing Retail - 10.7%
Alibaba Group Holding Ltd.	10,733,863	394,052
Alibaba Group Holding Ltd. sponsored ADR (a)	1,882,312	553,362
Amazon.com, Inc. (a)	3,933,071	12,384,175
Coupang unit (d)(e)	2,489,211	18,669
eBay, Inc.	6,714,588	349,830
JD.com, Inc. Class A	3,310,532	127,473
Meituan Dianping Class B (a)	3,086,852	97,240
Pinduoduo, Inc. ADR (a)	572,386	42,442
		13,967,243
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	556,852	55,262
Multiline Retail - 0.3%
B&M European Value Retail SA	8,964,529	57,224
Dollar General Corp.	1,732,272	363,119
Target Corp.	75,056	11,815
		432,158
Specialty Retail - 1.1%
Bed Bath & Beyond, Inc.	1,170,247	17,530
Best Buy Co., Inc.	312,756	34,807
Carvana Co. Class A (a)	54,506	12,158
Cazoo Holdings Ltd. (d)(e)	579,926	7,951
Lowe's Companies, Inc.	441,112	73,163
O'Reilly Automotive, Inc. (a)	236,724	109,149
The Home Depot, Inc.	3,497,929	971,410
TJX Companies, Inc.	1,531,410	85,223
Vroom, Inc.	1,034,800	53,582
		1,364,973
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	465,157	150,578
Allbirds, Inc. (a)(d)(e)	867,565	10,029
Deckers Outdoor Corp. (a)	459,741	101,148
Kering SA	16,756	11,151
lululemon athletica, Inc. (a)	383,894	126,443
NIKE, Inc. Class B	6,906,377	867,027
On Holding AG (d)(e)	2,600	28,088
		1,294,464

TOTAL CONSUMER DISCRETIONARY		18,176,958

CONSUMER STAPLES - 2.9%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	16,078	14,203
Constellation Brands, Inc. Class A (sub. vtg.)	60,822	11,526
Keurig Dr. Pepper, Inc.	806,958	22,272
Monster Beverage Corp. (a)	1,067,680	85,628
PepsiCo, Inc.	2,717,038	376,581
The Coca-Cola Co.	4,770,503	235,520
		745,730
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,214,908	42,308
Costco Wholesale Corp.	3,272,946	1,161,896
Walmart, Inc.	3,173,311	443,978
		1,648,182
Household Products - 0.0%
Kimberly-Clark Corp.	246,742	36,434
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	5,640,565	1,231,053
L'Oreal SA	203,057	66,081
L'Oreal SA	204,074	66,412
		1,363,546

TOTAL CONSUMER STAPLES		3,793,892

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Continental Resources, Inc.	1,003,134	12,318
Hess Corp.	917,058	37,535
Noble Energy, Inc.	2,638,074	22,556
Reliance Industries Ltd.	17,788,839	541,038
		613,447
FINANCIALS - 6.8%
Banks - 1.0%
Bank of America Corp.	25,659,117	618,128
Citigroup, Inc.	938,741	40,469
JPMorgan Chase & Co.	5,498,086	529,301
Kotak Mahindra Bank Ltd. (a)	1,993,166	34,512
M&T Bank Corp.	241,664	22,255
The Toronto-Dominion Bank	210,941	9,766
		1,254,431
Capital Markets - 0.8%
BlackRock, Inc. Class A	790,605	445,545
MarketAxess Holdings, Inc.	82,402	39,684
Moody's Corp.	1,014,403	294,025
MSCI, Inc.	275,989	98,467
S&P Global, Inc.	276,747	99,795
		977,516
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class A (a)	19,277	6,168,659
Insurance - 0.3%
Admiral Group PLC	4,552,723	153,386
Direct Line Insurance Group PLC	3,340,587	11,613
Fairfax Financial Holdings Ltd. (sub. vtg.)	88,395	26,030
Intact Financial Corp.	76,140	8,153
Progressive Corp.	1,956,956	185,265
		384,447
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (a)(b)	2,088,650	41,627

TOTAL FINANCIALS		8,826,680

HEALTH CARE - 14.2%
Biotechnology - 3.6%
23andMe, Inc. (a)(d)(e)	166,622	1,741
AbbVie, Inc.	5,352,180	468,797
Acceleron Pharma, Inc. (a)	315,990	35,558
Allovir, Inc. (a)	328,670	9,038
Allovir, Inc.	1,281,457	31,716
Alnylam Pharmaceuticals, Inc. (a)	431,070	62,764
Amgen, Inc.	151,985	38,629
Arcus Biosciences, Inc. (a)	563,290	9,655
Argenx SE ADR (a)	213,957	56,168
Ascendis Pharma A/S sponsored ADR (a)	83,100	12,824
BeiGene Ltd. ADR (a)	306,244	87,721
Biohaven Pharmaceutical Holding Co. Ltd. (a)	168,286	10,940
Blueprint Medicines Corp. (a)	52,509	4,868
CSL Ltd.	109,147	22,546
Denali Therapeutics, Inc. (a)	50,016	1,792
Exelixis, Inc. (a)	273,668	6,691
Generation Bio Co.	1,563,476	45,911
Genmab A/S (a)	118,941	43,082
Idorsia Ltd. (a)	2,831,357	76,052
Innovent Biologics, Inc. (a)(c)	14,494,462	108,088
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(e)	105,983	0
Kymera Therapeutics, Inc. (a)	210,136	6,789
Mirati Therapeutics, Inc. (a)	201,821	33,512
Morphosys AG (a)	193,516	24,583
Neurocrine Biosciences, Inc. (a)	189,958	18,266
Regeneron Pharmaceuticals, Inc. (a)	2,372,215	1,327,919
Relay Therapeutics, Inc. (a)	524,800	22,351
Sarepta Therapeutics, Inc. (a)	187,198	26,288
Seattle Genetics, Inc. (a)	659,303	129,019
Turning Point Therapeutics, Inc. (a)	482,048	42,112
Vertex Pharmaceuticals, Inc. (a)	6,639,227	1,806,666
Zai Lab Ltd. (a)	719,049	59,829
Zai Lab Ltd. ADR (a)	464,738	38,652
		4,670,567
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	4,213,121	458,514
Baxter International, Inc.	1,821,616	146,494
Danaher Corp.	5,082,953	1,094,512
DexCom, Inc. (a)	2,277,873	939,008
Edwards Lifesciences Corp. (a)	4,991,352	398,410
Hologic, Inc. (a)	1,621,171	107,759
Intuitive Surgical, Inc. (a)	706,602	501,362
Masimo Corp. (a)	334,004	78,845
ResMed, Inc.	141,430	24,245
Sonova Holding AG Class B	49,723	12,611
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	4,624,270	49,357
West Pharmaceutical Services, Inc.	88,056	24,207
		3,835,324
Health Care Providers & Services - 3.1%
Guardant Health, Inc. (a)	135,465	15,142
Humana, Inc.	561,899	232,564
Patterson Companies, Inc.	1,602,662	38,632
UnitedHealth Group, Inc.	12,088,769	3,768,916
		4,055,254
Health Care Technology - 0.3%
GoodRx Holdings, Inc.	448,720	24,949
Veeva Systems, Inc. Class A (a)	1,194,253	335,812
		360,761
Life Sciences Tools& Services - 1.5%
10X Genomics, Inc. (a)	405,676	50,580
Adaptive Biotechnologies Corp. (a)	353,736	17,202
Bio-Rad Laboratories, Inc. Class A (a)	348,525	179,651
Eurofins Scientific SA (a)	83,152	65,846
Illumina, Inc. (a)	36,936	11,416
IQVIA Holdings, Inc. (a)	494,809	77,997
Mettler-Toledo International, Inc. (a)	654,864	632,435
Thermo Fisher Scientific, Inc.	1,995,301	880,965
WuXi AppTec Co. Ltd. (H Shares) (c)	4,256,235	61,548
		1,977,640
Pharmaceuticals - 2.8%
AstraZeneca PLC sponsored ADR	14,496,376	794,401
Bristol-Myers Squibb Co.	6,911,196	416,676
Eli Lilly & Co.	6,520,164	965,115
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	13,229,425	64,661
Horizon Therapeutics PLC (a)	3,860,980	299,921
Jazz Pharmaceuticals PLC (a)	725,627	103,467
Johnson & Johnson	219,276	32,646
Merck & Co., Inc.	4,632,703	384,283
MyoKardia, Inc. (a)	197,997	26,993
Pacira Biosciences, Inc. (a)	73,448	4,416
Roche Holding AG (participation certificate)	37,471	12,835
Royalty Pharma PLC	2,006,666	84,420
UCB SA	682,368	77,604
Zoetis, Inc. Class A	2,053,914	339,656
		3,607,094

TOTAL HEALTH CARE		18,506,640

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	852,157	326,615
Northrop Grumman Corp.	953,757	300,901
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	295,578	79,806
Class C (a)(d)(e)	12,991	3,508
		710,830
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	267,635	27,350
United Parcel Service, Inc. Class B	2,538,721	423,027
		450,377
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	2,549,730	220,603
The AZEK Co., Inc.	1,119,807	38,980
Toto Ltd.	2,355,202	108,526
Trane Technologies PLC	282,103	34,205
		402,314
Commercial Services & Supplies - 0.3%
Cintas Corp.	753,272	250,712
Clean TeQ Holdings Ltd. (a)(b)(f)	38,981,249	8,068
TulCo LLC (a)(d)(e)(g)	140,771	87,485
		346,265
Electrical Equipment - 0.4%
Acuity Brands, Inc.	302,957	31,008
Vestas Wind Systems A/S	3,223,206	522,827
		553,835
Industrial Conglomerates - 0.0%
General Electric Co.	6,919,808	43,110
Machinery - 0.3%
Deere & Co.	424,241	94,025
Fortive Corp.	2,226,146	169,655
Illinois Tool Works, Inc.	195,860	37,842
Otis Worldwide Corp.	212,110	13,240
PACCAR, Inc.	1,098,810	93,707
		408,469
Professional Services - 0.6%
Clarivate Analytics PLC (a)	9,742,773	301,929
CoStar Group, Inc. (a)	261,009	221,469
Equifax, Inc.	71,524	11,222
Experian PLC	2,986,802	112,227
FTI Consulting, Inc. (a)	598,067	63,377
Verisk Analytics, Inc.	94,224	17,461
		727,685
Road & Rail - 0.4%
Canadian Pacific Railway Ltd.	794,083	241,556
Uber Technologies, Inc. (a)	371,055	13,536
Union Pacific Corp.	1,389,950	273,639
		528,731
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	68,673	2,020
Fastenal Co.	281,435	12,690
		14,710

TOTAL INDUSTRIALS		4,186,326

INFORMATION TECHNOLOGY - 34.3%
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	12,165,485	1,317,157
Samsung SDI Co. Ltd.	149,500	55,575
Zebra Technologies Corp. Class A (a)	208,426	52,619
		1,425,351
IT Services - 9.1%
Accenture PLC Class A	3,245,384	733,424
Adyen BV (a)(c)	239,430	441,625
ASAC II LP (a)(d)(e)	39,494,500	6,635
EPAM Systems, Inc. (a)	22,983	7,430
MasterCard, Inc. Class A	6,891,858	2,330,620
MongoDB, Inc. Class A (a)	1,852,710	428,921
Okta, Inc. (a)	3,649,446	780,434
PayPal Holdings, Inc. (a)	10,202,417	2,010,182
Shopify, Inc. Class A (a)	822,361	840,975
Snowflake Computing, Inc. (b)	375,547	94,262
Snowflake Computing, Inc. Class B	88,269	19,940
Square, Inc. (a)	1,041,576	169,308
Twilio, Inc. Class A (a)	929,855	229,758
Visa, Inc. Class A (b)	18,969,268	3,793,285
		11,886,799
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	8,766,192	718,740
Analog Devices, Inc.	688,390	80,363
ASML Holding NV	319,482	117,975
Enphase Energy, Inc. (a)	1,869,720	154,420
KLA-Tencor Corp.	211,430	40,962
Lam Research Corp.	1,343,954	445,857
Lattice Semiconductor Corp. (a)	2,363,499	68,447
Marvell Technology Group Ltd.	2,907,579	115,431
NVIDIA Corp.	4,084,906	2,210,833
NXP Semiconductors NV	946,779	118,167
Qorvo, Inc. (a)	1,031,185	133,033
Qualcomm, Inc.	13,861,559	1,631,228
Semtech Corp. (a)	957,321	50,700
Skyworks Solutions, Inc.	577,839	84,076
SolarEdge Technologies, Inc. (a)	342,927	81,737
Synaptics, Inc. (a)(f)	2,120,308	170,515
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,212,611	98,306
Texas Instruments, Inc.	307,488	43,906
		6,364,696
Software - 16.1%
Adobe, Inc. (a)	8,995,416	4,411,622
Agora, Inc. ADR (a)(b)	174,705	7,509
ANSYS, Inc. (a)	40,014	13,094
Atlassian Corp. PLC (a)	2,551,245	463,791
Cadence Design Systems, Inc. (a)	426,759	45,505
Ceridian HCM Holding, Inc. (a)	689,081	56,953
Cloudflare, Inc. (a)	7,112,943	292,057
Coupa Software, Inc. (a)	1,366,896	374,858
Crowdstrike Holdings, Inc. (a)	323,446	44,416
Datadog, Inc. Class A (a)	1,298,586	132,664
Dropbox, Inc. Class A (a)	4,600,467	88,605
Duck Creek Technologies, Inc. (a)(b)	138,200	6,278
Dynatrace, Inc. (a)	3,919,997	160,798
Epic Games, Inc. (d)(e)	123,700	71,128
Everbridge, Inc. (a)	268,589	33,770
Fortinet, Inc. (a)	809,515	95,369
Intuit, Inc.	1,211,249	395,122
JFrog Ltd. (b)	172,400	14,594
Microsoft Corp.	35,607,335	7,489,291
Netcompany Group A/S (a)(c)	34,970	2,900
RingCentral, Inc. (a)	247,767	68,039
Salesforce.com, Inc. (a)	23,343,053	5,866,576
ServiceNow, Inc. (a)	842,770	408,743
Slack Technologies, Inc. Class A (a)(b)	4,291,372	115,266
SurveyMonkey (a)	1,219,563	26,965
Tanium, Inc. Class B (a)(d)(e)	6,742,751	76,835
Unity Software, Inc.	391,619	34,181
Workday, Inc. Class A (a)	816,909	175,742
Xero Ltd. (a)	418,882	30,555
Zoom Video Communications, Inc. Class A (a)	86,765	40,789
		21,044,015
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	34,157,734	3,955,807
Dell Technologies, Inc. (a)	263,146	17,812
Samsung Electronics Co. Ltd.	1,906,800	95,166
		4,068,785

TOTAL INFORMATION TECHNOLOGY		44,789,646

MATERIALS - 2.7%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	754,694	224,793
Growmax Resources Corp. (a)(c)(e)	3,015,450	125
Sherwin-Williams Co.	1,005,371	700,482
Westlake Chemical Corp.	193,276	12,219
		937,619
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	1,051,287	38,656
WestRock Co.	329,585	11,450
		50,106
Metals & Mining - 1.9%
Agnico Eagle Mines Ltd. (Canada)	959,253	76,428
B2Gold Corp.	47,621,015	310,070
Barrick Gold Corp.	1,851,009	52,032
Barrick Gold Corp. (Canada)	24,349,364	683,914
Franco-Nevada Corp.	4,377,044	611,646
Freeport-McMoRan, Inc.	8,705,362	136,152
Ivanhoe Mines Ltd. (a)	44,791,741	162,812
Ivanhoe Mines Ltd. (a)(c)	12,903,860	46,904
Lundin Gold, Inc. (a)	2,314,262	21,030
Newmont Corp.	4,833,827	306,706
Northern Star Resources Ltd.	1,330,057	13,180
Novagold Resources, Inc. (a)	7,162,746	85,315
		2,506,189

TOTAL MATERIALS		3,493,914

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.	635,772	101,724
American Tower Corp.	2,243,586	542,342
Equity Commonwealth	1,733,128	46,153
Prologis (REIT), Inc.	1,227,571	123,518
		813,737
Real Estate Management & Development - 0.0%
FirstService Corp.	53,681	7,080
WeWork Companies, Inc. Class A (a)(d)(e)	53,694	381
		7,461

TOTAL REAL ESTATE		821,198

UTILITIES - 0.2%
Electric Utilities - 0.2%
Iberdrola SA	988,704	12,183
NextEra Energy, Inc.	174,292	48,376
PG&E Corp. (a)	18,772,868	176,277
		236,836
TOTAL COMMON STOCKS
(Cost $44,749,853)		127,109,205

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)(e)	578,817	52,695
Series E (a)(d)(e)	388,853	35,401
		88,096
Internet & Direct Marketing Retail - 0.0%
Doordash, Inc. Series H (d)(e)	192,670	44,224
Specialty Retail - 0.1%
Aurora Innovation, Inc. Series B (a)(d)(e)	2,121,140	19,600
Fanatics, Inc. Series E (d)(e)	1,673,822	28,940
		48,540
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	342,405	3,958
Series B (a)(d)(e)	60,155	695
Series C (a)(d)(e)	574,905	6,646
Series Seed (a)(d)(e)	183,970	2,127
		13,426
TOTAL CONSUMER DISCRETIONARY		194,286
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	154,611	52,359
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)(e)	664,987	6,949
Series F (a)(d)(e)	3,348,986	34,997
Intarcia Therapeutics, Inc. Series CC (a)(d)(e)	2,100,446	0
Nuvation Bio, Inc. Series A (a)(d)(e)(h)	35,794,400	33,647
		75,593
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(d)(e)	35,877,127	1,032
Mulberry Health, Inc.:
Series A-8 (a)(d)(e)	7,960,894	36,210
Series A-9 (a)(d)(e)	600,009	2,737
Series AA-9 (a)(d)(e)	49,783	225
		40,204
TOTAL HEALTH CARE		115,797
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	558,215	150,718
Series H (a)(d)(e)	120,282	32,476
Series N (d)(e)	428,458	115,684
		298,878
Commercial Services & Supplies - 0.0%
ZenPayroll, Inc. Series D (a)(d)(e)	2,436,137	32,431
TOTAL INDUSTRIALS		331,309
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Affirm, Inc.:
Series F (a)(d)(e)	2,371,275	47,251
Series G (d)(e)	2,344,983	46,727
Series G1 (d)(e)	431,811	8,604
Carbon, Inc.:
Series D (a)(d)(e)	915,425	27,939
Series E (a)(d)(e)	81,735	2,526
Delphix Corp. Series D (a)(d)(e)	3,712,687	18,860
		151,907
MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (d)(e)	12,577,747	78,359
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(d)(e)	5,464,465	38,743
Series F (a)(d)(e)	253,732	1,799
		40,542

TOTAL CONVERTIBLE PREFERRED STOCKS		964,559

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)(e)	18,932	260
Series B (d)(e)	331,469	4,544
Series C (d)(e)	6,729	92
Series D (d)(e)	1,184,131	16,234
		21,130
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series G (a)(e)	46,145	15,627

TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,757

TOTAL PREFERRED STOCKS
(Cost $1,048,118)		1,001,316
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (Cost $9,273)(d)(e)	9,273	11,796
	Shares	Value (000s)

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.10% (i)	2,552,814,018	2,553,325
Fidelity Securities Lending Cash Central Fund 0.10% (i)(j)	431,242,498	431,286
TOTAL MONEY MARKET FUNDS
(Cost $2,984,609)		2,984,611
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $48,791,853)		131,106,928
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(660,000)
NET ASSETS - 100%		$130,446,928

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $836,560,000 or 0.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,389,741,000 or 1.1% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$2,799
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
Affirm, Inc. Series F	3/22/19	$31,261
Affirm, Inc. Series G	9/11/20	$46,727
Affirm, Inc. Series G1	4/29/20	$7,287
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Allbirds, Inc.	10/9/18	$9,515
Allbirds, Inc. Series A	10/9/18	$3,755
Allbirds, Inc. Series B	10/9/18	$660
Allbirds, Inc. Series C	10/9/18	$6,305
Allbirds, Inc. Series Seed	10/9/18	$2,018
ASAC II LP	10/10/13	$3,041
Aurora Innovation, Inc. Series B	3/1/19	$19,600
Carbon, Inc. Series D	12/15/17	$21,376
Carbon, Inc. Series E	3/22/19	$2,288
Cazoo Holdings Ltd.	9/30/20	$7,951
Cazoo Holdings Ltd. Series A	9/30/20	$260
Cazoo Holdings Ltd. Series B	9/30/20	$4,544
Cazoo Holdings Ltd. Series C	9/30/20	$92
Cazoo Holdings Ltd. Series D	9/30/20	$16,234
Coupang unit	6/12/20	$18,669
Delphix Corp. Series D	7/10/15	$33,414
Doordash, Inc. Series H	6/17/20	$44,224
Epic Games, Inc.	7/13/20 - 7/30/20	$71,128
Fanatics, Inc. Series E	8/13/20	$28,940
Get Heal, Inc. Series B	11/7/16	$10,944
High Power Exploration, Inc. Series A	11/15/19	$66,285
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Intarcia Therapeutics, Inc. 6% 7/18/21	1/3/20	$9,273
Mulberry Health, Inc. Series A-8	1/20/16	$53,774
Mulberry Health, Inc. Series A-9	3/23/18	$4,281
Mulberry Health, Inc. Series AA-9	3/23/18	$145
Nuvation Bio, Inc. Series A	6/17/19	$27,612
On Holding AG	2/6/20	$23,693
Roofoods Ltd. Series F	9/12/17	$54,666
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Space Exploration Technologies Corp. Series N	8/4/20	$115,684
Tanium, Inc. Class B	4/21/17 - 9/18/20	$57,901
TulCo LLC	8/24/17 - 9/7/18	$49,385
WeWork Companies, Inc. Class A	6/23/15	$1,766
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735
ZenPayroll, Inc. Series D	7/16/19	$32,431

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,731
Fidelity Securities Lending Cash Central Fund	159
Total	$2,890

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amphenol Corp. Class A	$2,118,854	$11,978	$667,878	$10,878	$314,792	$(460,589)	$--
Birchcliff Energy Ltd.	39,679	--	12,323	261	(94,060)	66,704	--
Birchcliff Energy Ltd.	1,369	--	924	261	(4,343)	3,898	--
Centennial Resource Development, Inc. Class A	92,428	--	7,708	--	(311,413)	226,693	--
Clean TeQ Holdings Ltd.	5,734	--	131	--	(657)	3,122	8,068
Synaptics, Inc.	31,550	111,994	3,147	--	861	29,257	170,515
Total	$2,289,614	$123,972	$692,111	$11,400	$(94,820)	$(130,915)	$178,583

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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